CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - Parenthetical (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	¥ 0	$ 0	¥ 0	¥ 0